Joint Arrangements and Associate - Husky - CNOOC Madura Ltd (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Results of Operations
Revenue	$ 46,357	$ 13,543	[1]	$ 20,542	[1]
Operating	4,716	1,955	[1]	2,088	[1]
Net Earnings (Loss)	587	(2,379)	[1]	2,194	[1]
Balance Sheets
Total Current Assets	11,988	2,976
Current Liabilities	7,305	2,359
Cash and Cash Equivalents	2,873	$ 378		$ 186		$ 781
Husky-CNOOC Madura Ltd.
Results of Operations
Revenue	439
Operating	395
Net Earnings (Loss)	44
Balance Sheets
Total Current Assets	167
Non-Current Assets	1,433
Current Liabilities	62
Non-Current Liabilities	896
Net Assets	642
Cash and Cash Equivalents	46
Investments in joint ventures accounted for using equity method	$ 311
Proportion of ownership interest in joint venture	40.00%
Share of income from equity-accounted affiliate	$ 47
Distributions received	$ 100

[1]	See Note 3(w) for revisions to comparative results.